Income Tax Expense (Details) - Schedule of components of the deferred tax assets and liabilities - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net loans principal, interest and financing service fee receivables	¥ 316,744,794	¥ 444,036,207
Debt securities	3,992,140	1,350,771
Guarantee liabilities	37,120,604
Net operating loss carry-forwards	9,116,290	15,226,575
Lease liabilities	7,145,869	3,880,255
Other deferred tax assets	669,876	928,979
Total deferred tax assets	374,789,573	465,422,787
Valuation allowance	(9,116,290)	(15,226,575)
Deferred tax assets, net of valuation allowance	365,673,283	450,196,212
Net deferred tax assets	76,904,707	21,068,094
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Equity securities	(171,864)	(289,610)
Right-of-use assets	(7,444,339)	(4,049,202)
Intercompany receivables	(41,988,923)	(45,849,201)
Guarantee assets	(181,602,700)	(322,437,865)
Undistributed earnings from structured funds	(130,570,272)	(207,588,600)
Total deferred tax liabilities	(362,520,598)	(580,956,978)
Net deferred tax liabilities	¥ (73,752,022)	¥ (151,828,860)